Label	Element	Value
Innovator U.S. Equity Power Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $5.64 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.60%
Innovator U.S. Equity Power Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $563.68 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.80%
Innovator U.S. Equity Power Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $630.19 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator U.S. Equity Power Buffer ETF™ - September | SPDR S&P 500 ETF Trust, Expiration: 08/29/2025; Exercise Price: $479.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.30%)